Issuance of common units and Series A Preferred Units - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Proceeds from Issuance of Common Limited Partners Units		$ 818
Common Stock [Member]
Partners' Capital Account, Units, Sale of Units	0	52,603
Average Gross Sales Price Per Share		$ 15.75
Common Stock [Member] | Agent [Member]
Compensation Paid to Agent		$ 800
8.75% Series A Preferred Units [Member]
Partners' Capital Account, Units, Sale of Units	0	336,992
Proceeds from Issuance of Preferred Limited Partners Units		$ 8,300
Average Gross Sales Price Per Share		$ 25.12
8.75% Series A Preferred Units [Member] | Agent [Member]
Compensation Paid to Agent		$ 200